TAXATION (Schedule of Components of Deferred Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Net operating losses	$ 75,705	$ 67,130	$ 59,045
Lease liability	282	422	443
Impairment of assets	1,114	2,072	1,538
Overcharged advertising and promotion fee	400	637	744
Fixed assets depreciation	690	555	440
Investments	59
Less: Valuation allowance	(73,024)	(66,475)	(58,039)	$ (55,430)
Total deferred tax assets	5,226	4,341	4,171
Deferred tax liabilities
Right of use assets	(428)	(560)	(619)
Investment basis in the PRC entities	(52,332)	(53,833)	(65,711)
BaoAn Acquisition - Property	(10,122)	(11,574)	(11,814)
Investments		(1,367)	(1,331)
Interest capitalization	(137)	(150)	(146)
Deferred tax liabilities	(63,019)	(67,484)	(79,621)
Net deferred income tax assets	4,944	3,919	3,728
Net deferred income tax liabilities	$ (62,591)	$ (66,924)	$ (79,002)